Significant Contingent Liabilities and Unrecognized Contract Commitments	12 Months Ended
Dec. 31, 2024
Significant Contingent Liabilities and Unrecognized Contract Commitments [Abstract]
Significant contingent liabilities and unrecognized contract commitments	39. Significant contingent liabilities and unrecognized contract commitments None.